Summary of Significant Accounting Policies Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Inventories
	September 30, 2017	December 31, 2016
Raw materials and supplies	$279,562	$479,479
Work-in process	40,814	27,422
Finished goods	140,753	185,467
Total	$461,129	$692,368

	December 31, 2016	December 31, 2015
Raw materials and supplies	$479,479	$362,526
Work-in process	27,422	150,369
Finished goods	185,467	313,117
Total	$692,368	$826,012

Property, Plant and Equipment
	December 31,
	2016	2015
Laboratory and manufacturing equipment	$3,785,133	$3,734,044
Office furniture and equipment	688,952	701,557
Computers and network equipment	1,472,144	1,563,177
Leasehold improvements	662,506	659,949
	6,608,735	6,658,727
Less accumulated depreciation	(5,808,012)	(5,584,017)
Property and equipment, net	$800,723	$1,074,710

Schedule of Finite-Lived Intangible Assets
		September 30, 2017		December 31, 2016
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(102,153)	$358,847	$(67,575)	$393,425
Developed technology	458,000	(144,966)	313,034	(95,898)	362,102
Customer relationships	1,094,000	(345,745)	748,255	(228,529)	865,471
	$2,013,000	$(592,864)	$1,420,136	$(392,002)	$1,620,998

		December 31, 2016		December 31, 2015
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(67,575)	$393,425	$(21,471)	$439,529
Developed technology	458,000	(95,898)	362,102	(30,474)	427,526
Customer relationships	1,094,000	(228,529)	865,471	(72,241)	1,021,759
	$2,013,000	$(392,002)	$1,620,998	$(124,186)	$1,888,814